                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2031
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                               MFS SERIES TRUST V
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                     Date of fiscal year end: September 30
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                  Date of reporting period: December 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) TOTAL RETURN FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
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
STOCKS - 58.9%
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AEROSPACE - 1.6%
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Lockheed Martin Corp.(l)                                                                          1,463,010       $    93,091,326
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Northrop Grumman Corp.                                                                              855,130            51,401,864
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United Technologies Corp.                                                                           869,800            48,630,518
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                                                                                                                  $   193,123,708
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ALCOHOLIC BEVERAGES - 0.4%
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Diageo PLC                                                                                        2,579,082       $    37,348,511
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Molson Coors Brewing Co.(l)                                                                         155,090            10,389,479
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                                                                                                                  $    47,737,990
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APPAREL MANUFACTURERS - 0%
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Columbia Sportswear Co.(l)(n)                                                                       100,000       $     4,773,000
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AUTOMOTIVE - 0.2%
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Johnson Controls, Inc.(l)                                                                           292,800       $    21,348,048
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BANKS & CREDIT COMPANIES - 9.0%
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American Express Co.                                                                                777,180       $    39,993,683
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Assured Guaranty Ltd.(l)                                                                            181,500             4,608,285
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Bank of America Corp.                                                                             5,972,448           275,628,475
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Capital One Financial Corp.                                                                         291,000            25,142,400
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Citigroup, Inc.                                                                                   3,121,293           151,476,349
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Compass Bancshares, Inc.                                                                            100,000             4,829,000
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Countrywide Financial Corp.                                                                         515,700            17,631,783
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Fannie Mae                                                                                          704,810            34,401,776
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First Horizon National Corp.(l)                                                                     175,000             6,727,000
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Freddie Mac                                                                                         180,940            11,824,429
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Investors Financial Services Corp.(l)                                                               189,800             6,990,334
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J.P. Morgan Chase & Co.                                                                           3,539,892           140,498,314
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MBNA Corp.                                                                                          451,050            12,246,008
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Mercantile Bankshares Corp.(l)                                                                      100,000             5,644,000
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North Fork Bancorporation, Inc.                                                                     250,000             6,840,000
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PNC Financial Services Group, Inc.                                                                2,648,500           163,756,755
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Signature Bank(n)                                                                                   130,000             3,649,100
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Sovereign Bancorp, Inc.(l)                                                                          250,000             5,405,000
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State Street Corp.                                                                                    6,102               338,295
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SunTrust Banks, Inc.                                                                              1,095,740            79,726,042
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TCF Financial Corp.(l)                                                                              200,000             5,428,000
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UBS AG                                                                                              227,489            21,634,326
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Washington Mutual, Inc.                                                                              85,691             3,727,558
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Wells Fargo & Co.                                                                                   702,020            44,107,917
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Zions Bancorporation(l)                                                                              75,000             5,667,000
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                                                                                                                  $ 1,077,921,829
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BIOTECHNOLOGY - 0.1%
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MedImmune, Inc.(n)                                                                                  255,510       $     8,947,960
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BROADCAST & CABLE TV - 1.8%
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ADVO, Inc.(l)                                                                                       150,000       $     4,227,000
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Viacom, Inc., "B"                                                                                 3,850,620           125,530,212
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Walt Disney Co.                                                                                   3,497,030            83,823,809
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                                                                                                                  $   213,581,021
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BROKERAGE & ASSET MANAGERS - 3.4%
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Ameriprise Financial, Inc.                                                                          185,236       $     7,594,676
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Bear Stearns Cos., Inc.                                                                              52,100             6,019,113
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Franklin Resources, Inc.                                                                            357,950            33,650,880
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Goldman Sachs Group, Inc.                                                                           541,010            69,092,387
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Lehman Brothers Holdings, Inc.                                                                      394,670            50,584,854
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Mellon Financial Corp.                                                                            3,940,360           134,957,330
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Merrill Lynch & Co., Inc.                                                                         1,045,229            70,793,360
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Morgan Stanley                                                                                      557,280            31,620,067
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                                                                                                                  $   404,312,667
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BUSINESS SERVICES - 0.5%
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Accenture Ltd., "A"                                                                               1,902,250       $    54,917,957
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Centerplate, Inc.                                                                                   250,000             3,245,000
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                                                                                                                  $    58,162,957
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CHEMICALS - 1.8%
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3M Co.                                                                                              377,750       $    29,275,625
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Dow Chemical Co.(l)                                                                                 463,760            20,321,963
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E.I. du Pont de Nemours & Co.(l)                                                                  1,440,510            61,221,675
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Nalco Holding Co.(n)                                                                              2,032,440            35,994,512
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PPG Industries, Inc.                                                                                730,000            42,267,000
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Scotts Miracle-Gro Co.                                                                               75,000             3,393,000
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Syngenta AG                                                                                         178,860            22,230,879
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                                                                                                                  $   214,704,654
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COMPUTER SOFTWARE - 2.0%
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Check Point Software Technologies Ltd.(l)(n)                                                        200,000       $     4,020,000
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Compuware Corp.(l)(n)                                                                             5,503,660            49,367,830
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Microsoft Corp.                                                                                     430,690            11,262,544
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Oracle Corp.(n)                                                                                   5,764,170            70,380,516
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Symantec Corp.(l)(n)                                                                              5,922,510           103,643,925
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TIBCO Software, Inc.(l)(n)                                                                          700,000             5,229,000
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                                                                                                                  $   243,903,815
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COMPUTER SOFTWARE - SYSTEMS - 0.6%
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International Business Machines Corp.                                                               287,360       $    23,620,992
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Sun Microsystems, Inc.(l)(n)                                                                     12,284,540            51,472,223
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                                                                                                                  $    75,093,215
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CONSTRUCTION - 1.3%
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D.R. Horton, Inc.(l)                                                                                200,000       $     7,146,000
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Headwaters, Inc.(n)                                                                                  20,100               712,344
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Masco Corp.(l)                                                                                    4,419,730           133,431,649
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Pulte Homes, Inc.                                                                                   150,000             5,904,000
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Sherwin-Williams Co.                                                                                161,700             7,344,414
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                                                                                                                  $   154,538,407
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CONSUMER GOODS & SERVICES - 0.6%
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Clorox Co.(l)                                                                                        75,000       $     4,266,750
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Colgate-Palmolive Co.(l)                                                                            435,490            23,886,627
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Estee Lauder Cos., Inc., "A"                                                                        869,440            29,108,851
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Kimberly-Clark Corp.                                                                                274,700            16,385,855
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                                                                                                                  $    73,648,083
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CONTAINERS - 0.9%
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Owens-Illinois, Inc.(n)                                                                           4,412,750       $    92,844,260
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Smurfit-Stone Container Corp.(l)(n)                                                               1,194,020            16,919,263
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                                                                                                                  $   109,763,523
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ELECTRICAL EQUIPMENT - 2.0%
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Cooper Industries Ltd., "A"                                                                         257,740       $    18,815,020
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Emerson Electric Co.                                                                                 30,350             2,267,145
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General Electric Co.                                                                              1,914,360            67,098,318
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Hubbell, Inc., "B"(l)                                                                               326,910            14,750,179
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MSC Industrial Direct Co., Inc., "A"                                                                200,000             8,044,000
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Tyco International Ltd.                                                                           3,621,930           104,528,900
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W.W. Grainger, Inc.(l)                                                                              284,990            20,262,789
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                                                                                                                  $   235,766,351
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ELECTRONICS - 0.7%
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Analog Devices, Inc.(l)                                                                             804,430       $    28,854,904
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Intel Corp.                                                                                         862,400            21,525,504
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Novellus Systems, Inc.(l)(n)                                                                        250,000             6,030,000
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Samsung Electronics Co. Ltd., GDR                                                                    43,020            14,175,090
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SanDisk Corp.(n)                                                                                    110,000             6,910,200
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Xilinx, Inc.                                                                                        479,450            12,086,934
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                                                                                                                  $    89,582,632
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ENERGY - INDEPENDENT - 1.5%
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Apache Corp.                                                                                        161,100       $    11,038,572
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Devon Energy Corp.                                                                                1,774,720           110,990,989
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EnCana Corp.                                                                                        290,470            13,117,625
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EOG Resources, Inc.                                                                                 415,530            30,487,436
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Newfield Exploration Co.(l)(n)                                                                      150,000             7,510,500
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Noble Energy, Inc.(l)                                                                               200,000             8,060,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   181,205,122
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ENERGY - INTEGRATED - 3.5%
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Amerada Hess Corp.(l)                                                                               440,680       $    55,887,038
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BP PLC, ADR(l)                                                                                      457,620            29,388,356
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Chevron Corp.                                                                                       731,595            41,532,648
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ConocoPhillips                                                                                    1,454,420            84,618,156
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Exxon Mobil Corp.                                                                                 1,869,808           105,027,115
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TOTAL S.A., ADR(l)                                                                                  785,390            99,273,296
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                                                                                                                  $   415,726,609
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FOOD & DRUG STORES - 0%
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Kroger Co.(n)                                                                                       300,000       $     5,664,000
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FOOD & NON-ALCOHOLIC BEVERAGES - 1.3%
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Archer Daniels Midland Co.                                                                          616,535       $    15,203,753
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Coca-Cola Co.                                                                                       685,590            27,636,133
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H.J. Heinz Co.                                                                                      465,820            15,707,450
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Kellogg Co.(l)                                                                                      744,440            32,174,697
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Nestle S.A                                                                                           84,459            25,232,724
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PepsiCo, Inc.                                                                                       500,620            29,576,630
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Sara Lee Corp.                                                                                      772,390            14,598,171
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                                                                                                                  $   160,129,558
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FOREST & PAPER PRODUCTS - 0.7%
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Bowater, Inc.(l)                                                                                  1,663,510       $    51,103,027
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International Paper Co.(l)                                                                          690,950            23,222,830
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MeadWestvaco Corp.(l)                                                                               497,400            13,942,122
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                                                                                                                  $    88,267,979
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FURNITURE & APPLIANCES - 0.1%
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Tempur-Pedic International, Inc.(l)(n)                                                              500,000       $     5,750,000
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Tupperware Brands Corp.(l)                                                                          250,000             5,600,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,350,000
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GAMING & LODGING - 0.3%
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Cendant Corp.                                                                                     1,645,370       $    28,382,632
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International Game Technology                                                                       356,160            10,962,605
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                                                                                                                  $    39,345,237
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GENERAL MERCHANDISE - 0.9%
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Family Dollar Stores, Inc.(l)                                                                     1,632,810       $    40,477,360
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Wal-Mart Stores, Inc.                                                                             1,320,540            61,801,272
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                                                                                                                  $   102,278,632
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HEALTH MAINTENANCE ORGANIZATIONS - 0.2%
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CIGNA Corp.                                                                                         159,300       $    17,793,810
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INSURANCE - 3.4%
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Ace Ltd.                                                                                            367,300       $    19,628,512
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AFLAC, Inc.                                                                                          48,730             2,262,047
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Allstate Corp.                                                                                    1,692,740            91,526,452
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Chubb Corp.(l)                                                                                      208,650            20,374,673
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Conseco, Inc.(l)(n)                                                                               2,306,340            53,437,898
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Endurance Specialty Holdings Ltd.                                                                   350,000            12,547,500
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Genworth Financial, Inc., "A"                                                                     1,393,790            48,197,258
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Hartford Financial Services Group, Inc.                                                             637,985            54,796,532
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Lincoln National Corp.(l)                                                                           448,170            23,766,455
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MetLife, Inc.(l)                                                                                  1,232,590            60,396,910
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MGIC Investment Corp.(l)                                                                             90,000             5,923,800
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XL Capital Ltd., "A"(l)                                                                             249,000            16,777,620
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                                                                                                                  $   409,635,657
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LEISURE & TOYS - 0.3%
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Hasbro, Inc.                                                                                        738,350       $    14,899,903
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Mattel, Inc.                                                                                      1,498,390            23,704,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    38,604,433
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MACHINERY & TOOLS - 0.8%
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Deere & Co.                                                                                         665,610       $    45,334,697
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Finning International, Inc.                                                                          83,530             2,667,272
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Finning International, Inc.(a)                                                                       27,520               878,766
---------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                           487,790            42,920,642
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    91,801,377
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
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HealthSouth Corp.(l)(n)                                                                           1,000,000       $     4,900,000
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.(l)(n)                                                                      6,233,730            47,750,372
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    52,650,372
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MEDICAL EQUIPMENT - 0.1%
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Advanced Medical Optics, Inc.(l)(n)                                                                 165,000       $     6,897,000
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Baxter International, Inc.                                                                          116,160             4,373,424
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,270,424
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METALS & MINING - 0.2%
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Aber Diamond Corp.(a)                                                                                67,000       $     2,475,273
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BHP Billiton PLC                                                                                  1,075,660            17,555,298
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                                                                                                                  $    20,030,571
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NATURAL GAS - DISTRIBUTION - 0.3%
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AGL Resources, Inc.                                                                                 471,500       $    16,412,915
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Energen Corp.                                                                                        29,500             1,071,440
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Sempra Energy(l)                                                                                    352,855            15,822,018
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                                                                                                                  $    33,306,373
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NETWORK & TELECOM - 1.3%
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Cisco Systems, Inc.(n)                                                                            2,344,340       $    40,135,101
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Nokia Corp., ADR                                                                                  2,114,480            38,694,984
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Nortel Networks Corp.(l)(n)                                                                      25,306,570            77,438,104
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                                                                                                                  $   156,268,189
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OIL SERVICES - 1.9%
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BJ Services Co.                                                                                     901,780       $    33,068,273
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Cooper Cameron Corp.(n)                                                                             559,180            23,150,052
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GlobalSantaFe Corp.                                                                               1,748,610            84,195,571
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Noble Corp.(l)                                                                                    1,004,610            70,865,189
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Pride International, Inc.(n)                                                                        250,000             7,687,500
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Smith International, Inc.                                                                           120,000             4,453,200
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                                                                                                                  $   223,419,785
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PHARMACEUTICALS - 3.8%
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Abbott Laboratories                                                                               1,123,570       $    44,302,365
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Eli Lilly & Co.                                                                                     317,500            17,967,325
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Johnson & Johnson                                                                                 2,000,130           120,207,813
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Merck & Co., Inc.                                                                                 3,503,350           111,441,564
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Wyeth                                                                                             3,413,500           157,259,945
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                                                                                                                  $   451,179,012
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PRINTING & PUBLISHING - 0.6%
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Knight-Ridder, Inc.(l)                                                                              392,650       $    24,854,745
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Lee Enterprises, Inc.                                                                               116,600             4,303,706
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New York Times Co., "A"(l)                                                                          558,020            14,759,629
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Reed Elsevier PLC                                                                                 1,800,440            16,896,997
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Tribune Co.(l)                                                                                      352,030            10,652,428
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Washington Post Co., "B"(l)                                                                           8,000             6,120,000
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                                                                                                                  $    77,587,505
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RAILROAD & SHIPPING - 0.6%
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Aries Maritime Transport Ltd.                                                                       215,270       $     2,804,968
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Burlington Northern Santa Fe Corp.                                                                  426,420            30,199,064
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Eagle Bulk Shipping, Inc.(l)                                                                        178,130             2,835,830
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Norfolk Southern Corp.                                                                              725,400            32,519,682
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Quintana Maritime Ltd.(l)                                                                           215,700             2,195,826
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    70,555,370
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REAL ESTATE - 0.7%
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Boston Properties, Inc.(l)                                                                           75,000       $     5,559,750
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CBL & Associates Properties, Inc.                                                                   100,000             3,951,000
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Developers Diversified Realty Corp.                                                                 100,000             4,702,000
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DiamondRock Hospitality Co.(l)                                                                      151,440             1,811,222
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Digital Realty Trust, Inc.(l)                                                                       300,000             6,789,000
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Equity Residential                                                                                  250,000             9,780,000
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General Growth Properties, Inc.(l)                                                                  110,000             5,168,900
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HomeBanc Corp.(l)                                                                                   900,000             6,732,000
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Hospitality Properties Trust(l)                                                                      79,000             3,167,900
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Regency Centers Corp.                                                                               100,000             5,895,000
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Republic Property Trust(n)                                                                          568,700             6,824,400
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                          100,000             7,663,000
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SL Green Realty Corp.(l)                                                                             50,000             3,819,500
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Spirit Finance Corp.(l)                                                                             112,640             1,278,464
---------------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc.(l)                                                                       350,790             5,128,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    78,270,686
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                    667,710       $    22,515,181
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Outback Steakhouse, Inc.(l)                                                                         125,000             5,201,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    27,716,431
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                      662,670       $    39,223,437
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares                                                                    12,140             2,333,566
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.(l)                                                                            400,000             9,528,000
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       152,880             8,096,525
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    59,181,528
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.(n)                                                                                200,000       $     5,260,000
---------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                           942,500            21,291,075
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                         5,262,410            92,828,912
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   187,200            12,478,752
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.(l)                                                                                1,296,930            32,890,145
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.(l)                                                                                   350,000             8,981,000
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.(l)                                                                                 1,042,660            24,220,992
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   197,950,876
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               13,346,340       $    28,790,164
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                           1,054,325            22,636,358
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    51,426,522
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                        1,283,808       $    31,440,458
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.(l)                                                                                 100,000             3,316,000
---------------------------------------------------------------------------------------------------------------------------------
IDT Corp., "B"(l)(n)                                                                                328,000             3,837,600
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                               6,953,250           162,427,920
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                      3,886,650           117,065,898
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   318,087,876
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                1,892,870       $   141,435,246
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TRUCKING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                           252,150       $    14,092,663
---------------------------------------------------------------------------------------------------------------------------------
Genco Shipping & Trading Ltd.                                                                       212,000             3,697,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,789,943
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.(l)(n)                                                                                     308,400       $     4,881,972
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.(l)(n)                                                                        157,700             4,991,205
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                     50,000             2,880,000
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                          1,009,420            77,927,224
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.(l)                                                                                    367,270            25,213,086
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                        653,130            34,707,328
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                   329,400            16,137,306
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.(l)                                                                                  819,590            34,062,160
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities(l)                                                                              241,620             4,757,498
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.(l)(n)                                                                              239,600            11,289,952
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.(l)                                                                                      1,176,300            34,583,220
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                               161,900            10,518,643
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                           244,120            12,252,383
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   274,201,977
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                      $ 7,051,040,960
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 38.4%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                            $    5,513,000       $     6,632,966
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                                                    8,185,000             8,130,161
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,763,127
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                             $   14,971,000       $    16,160,042
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                              12,400,000            15,852,805
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    32,012,847
---------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 0%
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                                                 $    2,850,000       $     4,100,281
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                     $    8,932,627       $     8,728,940
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Foster's Financial Corp., 5.875%, 2035(a)                                                    $    8,741,000       $     8,512,764
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013(a)                                                                15,436,000            15,734,007
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    24,246,771
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                        $    7,592,926       $     7,547,310
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.182%, 2047                                      5,480,549             5,490,183
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 5.116%, 2041                                   6,968,510             6,942,546
---------------------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026(a)                                                      1,796,155             1,760,232
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                       8,999,982             8,985,104
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                           9,622,478             9,949,089
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                          1,658,509             1,736,972
---------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                 17,900,000            18,016,318
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2254%, 2020                             6,630,000             6,667,440
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates FRN, 4.575%, 2035                                             432,000               426,182
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                          7,358,000             7,283,805
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009(a)                                                          495,652               484,267
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2030(a)                                                            4,350,000             4,392,704
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033(a)                                                 5,091,056             5,161,058
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                           8,712,293             8,924,569
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010(a)                                                        2,717,183             2,822,980
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                          5,165,031             5,029,665
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                     3,468,895             3,501,466
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                     8,686,131             8,724,606
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.948%, 2037                              9,800,000             9,595,389
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                               8,040,000             7,784,344
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3833%, 2041                        2,279,327             2,295,405
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                        11,782,189            11,649,909
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                       3,158,414             3,232,120
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                      4,603,980             4,603,123
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.7312%, 2030(i)(a)                                        301,003,125             5,355,779
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                     12,075,000            12,358,086
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                2,690,066             2,776,722
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                             3,285,520             3,272,530
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                           5,402,087             5,292,959
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                     5,243,000             5,129,636
---------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2024                                   8,242,000             8,233,549
---------------------------------------------------------------------------------------------------------------------------------
Spirit Master Funding LLC, 5.05%, 2023(a)                                                        10,511,610            10,281,467
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                              18,482,089            18,300,857
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.155%, 2044                                        5,751,000             5,848,709
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                       11,645,000            11,369,314
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       11,945,166            11,852,813
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.195%, 2044                                        8,159,000             8,183,736
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   261,262,943
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                  $    5,402,000       $     3,673,360
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 4.95%, 2008                                                                4,460,000             3,996,133
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                11,680,000             9,928,736
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                      6,751,000             6,039,627
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                      3,742,000             3,439,414
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    27,077,270
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                                  $    9,960,000       $    13,551,506
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                25,548,000            28,141,735
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.375%, 2014                                                               4,940,000             5,021,550
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86% to 2032, FRN to 2049(a)                                                  4,948,000             5,511,013
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                        28,790,000            28,339,580
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                              8,873,000             8,580,901
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                              7,652,000             7,593,302
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(a)                                         7,327,000             8,106,974
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(a)                                           5,386,000             5,564,982
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                            12,368,000            12,243,219
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014(a)                                                      5,886,000             6,080,679
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(a)                                               2,712,000             2,919,205
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049(a)                                                    5,684,000             5,634,418
---------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                          9,579,000             9,395,169
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                 8,870,000             9,308,622
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(a)                                            16,307,000            16,966,504
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                6,419,000             7,008,681
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(a)                               11,444,000            13,254,944
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                                      19,574,000            19,599,955
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                   20,780,000            22,145,953
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   234,968,892
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                       $    9,350,000       $     8,710,301
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                    23,129,000            25,028,030
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                                                    3,471,000             4,226,036
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                    5,419,000             6,401,237
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    44,365,604
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc., 5.35%, 2010                                                      $    6,562,000       $     6,606,963
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                            13,532,000            13,920,071
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                       8,368,000             8,748,267
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                           11,403,000            11,589,302
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                           8,407,000             9,050,362
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                           6,929,000             6,645,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    56,560,340
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                               $    8,021,000       $     8,727,073
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                $    7,310,000       $     7,498,890
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6%, 2012                                                                        3,479,000             3,656,349
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,155,239
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                 $    8,542,000       $     9,272,879
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                        7,396,000             7,776,073
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,048,952
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                  $   11,036,000       $    11,149,273
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015(a)                                                    $   11,652,000       $    11,418,342
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                         5,963,000             6,188,545
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,606,887
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0%
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                             $    1,533,000       $     1,889,423
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                                $    6,850,000       $     6,623,169
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.375%, 2013                                                               4,759,000             5,056,438
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015(l)                                                            7,844,000             8,589,180
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033(l)                                                              4,912,000             5,815,808
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,084,595
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                   $    4,785,000       $     5,234,000
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                   3,278,000             3,620,027
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,854,027
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                               $    3,410,000       $     3,946,338
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                                   $    3,800,000       $     4,010,623
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                      3,127,000             3,141,910
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                    11,160,000            11,804,133
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,956,666
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.85%, 2007                                                  $    3,572,000       $     3,717,602
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                                       3,073,000             3,233,660
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.45%, 2013                                                       2,383,000             2,440,997
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                                       2,976,000             3,493,381
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.25%, 2011                                                                   8,925,000             8,929,570
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,815,210
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013(a)                                                       $   14,906,000       $    14,822,482
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                    8,279,000             8,733,881
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    23,556,363
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                               $    3,975,000       $     3,970,266
---------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                                     9,165,000             9,727,621
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,697,887
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                         $    9,589,000       $     9,814,907
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                  10,064,000             9,572,162
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.75%, 2014                                                             4,310,000             4,498,412
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                      20,003,000            20,273,081
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                         3,231,000             3,570,862
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    47,729,424
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                                                         $    9,413,000       $     9,737,155
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 5.55%, 2035                                                                       8,842,000             8,664,833
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                            6,030,000             6,084,644
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc., 5.5%, 2015                                                         6,605,000             6,652,536
---------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                                                   3,800,000             4,046,517
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    35,185,685
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                     $   16,520,000       $    17,622,033
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                       $    1,950,000       $     2,156,694
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                            7,564,000             7,845,714
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,002,408
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Alcan, Inc., 5%, 2015                                                                        $    8,762,000       $     8,499,438
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                     $   16,001,000       $    16,226,579
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                                                           1,657,223             1,734,714
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.621%, 2013                                                                            987,506               966,320
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                                                           1,059,048               997,343
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                                          4,168,481             3,938,630
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                                                           2,627,608             2,557,191
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                          9,518,830             9,230,173
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                                                          5,564,299             5,505,408
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                         16,381,718            16,281,465
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2035                                                                     188,140,650           190,690,655
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                   556,460,771           553,131,765
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2035                                                                     117,694,792           115,675,496
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2035                                                                   102,846,706            99,667,051
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                             898,892               892,045
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                                                    61,636,647            63,340,396
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                                     2,129,697             2,232,738
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2035                                                                     89,613,375            90,847,180
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2035                                                                    153,491,666           149,890,342
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2019 - 2035                                                                   34,392,681            33,181,268
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2035                                                                  137,833,004           137,201,491
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034 - 2035                                                                   24,932,939            25,556,441
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2034                                                                    10,146,718            10,604,447
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2035                                                                      41,171,067            42,122,211
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2032 - 2035                                                                    58,552,273            58,992,908
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 4.5%, 2033 - 2034                                                                    10,963,890            10,477,551
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2034                                                                              9,870,302             9,752,391
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 1,651,694,199
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $    4,465,000       $     5,106,134
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                     8,013,000             8,534,526
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                     4,181,000             4,989,831
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,630,491
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                 $    8,131,000       $     8,660,832
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                         11,833,000            15,050,026
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.75%, 2011                                                                  3,322,000             3,710,471
---------------------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013(a)                                                            7,734,000             7,899,856
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                             12,384,000            12,097,707
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 6.15%, 2034                                                             4,121,000             4,139,388
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                               4,186,000             4,107,613
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034                                                                  5,603,000             5,397,678
---------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                              5,862,000             5,894,733
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                             19,974,000            20,821,497
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    87,779,801
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                  $    6,067,000       $     6,196,591
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                            $   12,750,000       $    13,892,834
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                            $    9,364,000       $     9,492,924
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                           $    5,568,000       $     6,273,209
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                              7,332,000             7,979,364
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,252,573
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                                                       $    3,864,000       $     4,140,817
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                                 2,772,000             2,915,967
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.375%, 2014                                                                 6,819,000             6,896,764
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,953,548
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                            $    2,006,000       $     1,931,916
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                     10,663,000            11,149,211
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating Ltd., 8.1%, 2010                                                                    4,805,000             5,307,026
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                                6,488,000             6,611,512
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                      1,750,000             1,826,753
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.1%, 2015                                                              11,785,000            11,397,922
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                               15,542,000            15,650,716
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                                                 5,141,000             4,989,803
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    58,864,859
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.25%, 2035                                                           $    8,947,000       $     8,684,638
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                    $    3,877,000       $     3,893,326
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                 3,924,000             4,198,994
---------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                8,433,000             9,214,655
---------------------------------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375%, 2006                                                          625,000               627,059
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,934,034
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                       $    9,559,000       $     9,366,769
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                          18,174,000            18,027,808
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3%, 2007                                                                             14,225,000            13,941,382
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                                         104,292,000           104,902,213
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                                                  54,063,000            57,936,807
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                                                             25,300,000            26,758,216
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2014                                                                         13,963,000            13,798,446
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                              18,095,000            17,961,260
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.75%, 2006                                                              57,110,000            56,723,651
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.9%, 2008                                                                7,020,000             6,903,131
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.75%, 2006                                                                         25,296,000            25,085,664
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2009                                                                        12,017,000            11,764,018
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                        83,650,000            84,045,665
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                                            49,812                52,628
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                        2,373,959             2,289,369
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                        5,902,888             5,819,139
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                        9,486,136             9,557,523
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                        5,630,117             5,762,548
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                        8,192,638             8,172,570
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.95%, 2025                                                        6,793,221             6,765,464
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.09%, 2025                                                        8,511,000             8,516,073
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.39%, 2025                                                        6,627,000             6,726,405
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   500,876,749
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                           $    8,317,000       $     9,191,582
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                                10,990,000            15,701,105
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                170,105,000           203,129,355
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                71,641,000            80,472,974
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                                 9,757,000             9,845,037
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                   103,704,000           105,077,248
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                                22,825,000            22,806,284
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.625%, 2007                                                                29,735,000            30,599,159
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                               156,926,000           161,204,744
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008                                                                154,763,000           156,250,118
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2009                                                                    26,274,000            25,954,823
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                  28,376,000            30,609,503
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                                12,085,000            11,713,483
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                  9,141,000             9,363,455
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                30,980,000            30,301,104
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2015                                                                 42,712,000            42,159,734
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                           42,033,068            45,566,452
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3%, 2012                                                              54,541,179            57,668,788
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 1,047,614,948
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                                                        $    8,768,000       $     8,494,631
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                       7,570,000             8,156,766
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                      9,217,000            11,000,932
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                           13,327,000            14,369,664
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   13,306,000            14,104,320
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                       5,589,000             5,392,541
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                     2,667,000             2,753,312
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                            12,485,000            13,969,579
---------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                                                          14,960,000            15,120,012
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                  1,318,080             1,335,452
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                            11,145,000            12,387,411
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                       $    6,990,000       $     6,811,944
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                                       3,855,000             4,177,729
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                      5,075,000             6,678,020
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014(a)                                                    5,370,905             5,181,474
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                          3,152,000             3,358,973
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                            7,119,884             7,566,371
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   140,859,131
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                                       $ 4,602,341,256
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0%
---------------------------------------------------------------------------------------------------------------------------------
SPX Corp., 0%, 2021                                                                          $    3,000,000       $     1,980,000
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0%
---------------------------------------------------------------------------------------------------------------------------------
GATX Corp., 7.5%, 2007                                                                       $    2,000,000       $     2,337,500
---------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 4.75%, 2009                                                         1,500,000             1,342,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,680,000
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25%, 2023                                                                   $    5,000,000       $     5,643,750
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0%
---------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 5.75%, 2008                                                   $    2,000,000       $     1,950,000
---------------------------------------------------------------------------------------------------------------------------------
LIN TV Corp., 2.5%, 2033(a)                                                                       2,000,000             1,762,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,712,500
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Grey Global Group, Inc., 5%, 2033(a)                                                         $    2,000,000       $     2,390,000
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0%
---------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp., 0.25%, 2013                                                          $    2,000,000       $     1,935,000
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0%
---------------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 3%, 2024(a)                                                              $    1,000,000       $       928,750
---------------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 3.25%, 2024(a)                                                                1,000,000               936,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,865,000
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 3.125%, 2023                                                  $    3,000,000       $     4,087,500
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp., 3%, 2033(a)                                                                $    3,500,000       $     3,491,250
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.5%, 2009                                                              $    2,000,000       $     1,967,500
---------------------------------------------------------------------------------------------------------------------------------
Atmel Corp., 0%, 2021                                                                             7,000,000             3,360,000
---------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 5%, 2008                                                           1,500,000             1,462,500
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp., 2.95%, 2035(a)                                                                      15,825,000            15,449,156
---------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4%, 2010                                                                         3,000,000             2,876,250
---------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4%, 2006                                                                         1,496,000             1,477,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,592,706
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375%, 2023                                                            $   13,000,000       $    15,291,250
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 0%, 2021                                                            5,000,000             3,543,750
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 3.5%, 2023                                             2,830,000             3,625,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,460,938
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 3.5%, 2035(a)                                                                 $    6,100,000       $     6,473,625
---------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc., 2.5%, 2021                                                                       2,000,000             2,055,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,528,625
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 2.5%, 2007                                                     $    2,000,000       $     2,010,000
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 4.25%, 2008                                                  $    2,391,000       $     2,731,718
---------------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc., 5.25%, 2009                                                          1,900,000             3,676,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,408,218
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0%
---------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.5%, 2024                                                                 $    3,000,000       $     2,535,000
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 5.25%, 2011                                                    $    4,000,000       $     3,365,000
---------------------------------------------------------------------------------------------------------------------------------
McDATA Corp., 2.25%, 2010                                                                         2,000,000             1,600,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,965,000
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 3.125%, 2023                                                                $    3,000,000       $     5,130,000
---------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25%, 2033                                                            3,000,000             3,952,500
---------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc., 1.5%, 2021                                                                      2,000,000             2,127,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,210,000
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 0.5%, 2034                                                                  $    1,260,000       $       935,550
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.5%, 2032                                                     $    4,000,000       $     4,670,000
---------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc., 1.75%, 2023                                                         4,000,000             3,810,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,480,000
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp., 3.25%, 2024(a)                                                          $    3,800,000       $     4,431,750
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc., 4.75%, 2012(a)                                                       $    2,000,000       $     2,817,500
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 3%, 2012                                                               $    2,800,000       $     4,032,000
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 4.75%, 2032                                                                     5,000,000             5,081,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,113,250
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0%
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 5%, 2010                                                               $    1,190,000       $     1,460,725
---------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds                                                                                           $   140,734,262
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                                               100,000       $     2,760,000
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 5.5%                                                                                 300,000       $     8,487,000
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.375%                                                                                       97             8,913,403
---------------------------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust IV, 4.375%                                                                  200,000             8,750,000
---------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 5.375%(l)                                                                  100,000             5,425,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    31,575,403
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Lazard Ltd., 6.625%                                                                                 116,100       $     3,442,365
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25%(l)                                                             95,000             2,497,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,939,915
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Newell Financial Trust I, 5.25%                                                                      80,400       $     3,296,400
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 4.75%                                                                         150,000       $     5,100,000
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 4.583%                                                                     219,070       $     7,086,915
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 6%                                                         150,000            11,415,000
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%                                                                                83,330             2,295,742
---------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6%                                                              32,850             1,026,562
---------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.5%                                                             300,000             7,428,000
---------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 7%                                                                                 104,840             2,678,662
---------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.5%                                                                               172,000             3,842,480
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    35,773,361
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 7%                                                                      200,000       $    10,750,000
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0%
---------------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 5%(a)                                                                             2,100       $       394,275
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%(a)                                                                               4,300       $     4,706,888
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Schering - Plough Corp., 6%                                                                         100,000       $     5,379,000
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., 6.25%                                                                  8,200       $     2,140,200
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 5.5%(a)                                                         3,000       $     3,515,250
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 2%                                                                                      50,000       $     3,725,000
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern, 5.125%                                                                          3,000       $     3,114,375
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp., 7.625%                                                                                79,330       $     3,946,668
---------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                                                          100,000             4,709,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,655,668
---------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks                                                                                $   126,825,735
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0%
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0%
---------------------------------------------------------------------------------------------------------------------------------
New Century Financial Corp., 9.125%                                                                 200,000       $     4,660,000
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks                                                                                            $     4,660,000
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 4.2%, dated 12/30/05, due 01/03/06, total to be received
$49,340,015 (secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account)                                                     $   49,317,000       $    49,317,000
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0%
---------------------------------------------------------------------------------------------------------------------------------
Old Line Funding LLC, 4.26%, due 01/13/06(y)                                                 $    4,427,000       $     4,420,714
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 4.27%, dated 12/30/05, due 01/03/06, total to be received
$14,650,843 (secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account)                                                     $   14,643,895       $    14,643,895
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                                    307,726,353           307,726,353
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Net Asset Value                                                        $   322,370,248
---------------------------------------------------------------------------------------------------------------------------------
Total Investments(k)                                                                                              $12,301,710,175
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.7)%                                                                              (324,816,489)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $11,976,893,686
---------------------------------------------------------------------------------------------------------------------------------

(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(a) SEC Rule 144A restriction.
(y) The rate shown represents an annualized yield at time of purchase.
(k) As of December 31, 2005, the fund had two securities representing $3,354,039 and less than 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR       American Depository Receipt
FRN       Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR       Global Depository Receipt
TIPS      Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TOTAL RETURN FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                              $ 11,331,836,529
                                                            ================
Gross unrealized appreciation                               $  1,253,904,064
Gross unrealized depreciation                                   (284,030,418)
                                                            ----------------
      Net unrealized appreciation (depreciation)            $    969,873,646
                                                            ================

Aggregate cost includes prior fiscal year end tax adjustments.

MFS Investment Management(R)

MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) RESEARCH FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005

ISSUER                                                                                       SHARES/PAR ($)             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.7%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                              395,600         $   25,172,028
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                          893,900             49,977,949
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   75,149,977
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                       1,901,940         $   27,542,601
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.(l)(n)                                                                      287,310         $   13,713,306
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                    298,510             25,907,683
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   39,620,989
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 8.5%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                               576,090         $   29,645,591
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            1,504,240             69,420,676
---------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                        313,900             27,120,960
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                            971,930             38,575,902
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                 735,300             45,463,599
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                          700,680             38,600,461
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  248,827,189
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.(n)                                                                                     338,620         $   26,703,573
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.(l)(n)                                                                                200,180             14,168,740
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(n)                                                                           517,280             27,224,446
---------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.(l)(n)                                                                        814,390             27,884,714
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   95,981,473
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  1,195,180         $   28,648,465
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                           612,110         $   57,544,461
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                          312,870             39,956,628
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                   443,729             53,109,924
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                     341,100             43,718,787
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                             865,700             29,650,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  223,980,025
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                      248,900         $   22,326,330
---------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.(l)(n)                                                                           320,670             28,626,211
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   50,952,541
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.(n)                                                                             2,196,830         $   38,905,859
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"(l)(n)                                                                     438,660         $   36,294,728
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(n)                                                                                  2,423,380             29,589,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   65,884,198
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.(n)                                                                                     792,000         $   21,780,000
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.(n)                                                                                      897,200             26,907,028
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,687,028
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                      1,362,060         $   41,120,591
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                520,580         $   14,862,559
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                               198,476             11,487,791
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,350,350
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.(n)                                                                          2,143,780         $   45,105,131
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                          2,551,560         $   73,638,022
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                374,120             26,599,932
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  100,237,954
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                42,800         $    1,535,236
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                      2,809,210             70,117,882
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.(n)                                                                   502,000             28,157,180
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.(n)                                                                                   761,030             47,807,905
---------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc.(n)                                                                      537,500             13,894,375
---------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                       823,560             20,761,948
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  182,274,526
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                       630,400         $   43,195,008
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                 386,920         $   49,069,194
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                  766,650             43,062,730
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR(l)                                                                                 257,970             32,607,408
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  124,739,332
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                          613,840         $   16,217,653
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                                      295,340         $   11,905,155
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                         114,852             34,312,848
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      841,400             49,709,912
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   95,927,915
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                       3,198,450         $   12,953,722
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.(l)                                                                                   515,430             15,834,010
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,787,732
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.(n)                                                                                    579,390         $   28,158,354
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                       492,220             27,057,333
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              303,770             14,216,436
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   69,432,123
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                           519,700         $   27,772,768
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                        327,420             31,972,563
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                  393,880             14,120,598
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                      985,490             34,078,244
---------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.(l)                                                                                  218,300             14,335,761
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                      643,000             28,722,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  151,002,744
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"(n)                                                                                95,220         $   39,502,969
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(n)                                                                           720,920         $   37,711,325
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc.(l)(n)                                                                                    607,960             14,499,846
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   52,211,171
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.(l)                                                                                     125,240         $   16,231,104
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.(n)                                                                                 409,460             27,040,738
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(n)                                                                           522,750             35,254,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   78,526,102
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                 2,299,250         $   37,524,887
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR(l)                                                                 496,940             20,444,112
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,968,999
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                      100,740         $    4,517,182
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(l)(n)                                                                     1,733,230         $   38,651,029
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              1,509,898         $   72,701,589
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.(l)                                                                                     606,260             42,765,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  115,467,169
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.(n)                                                                                     1,635,110         $   22,270,198
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(l)(n)                                                                      748,670             20,214,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,484,288
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                272,420         $   10,741,521
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                    740,850             41,924,702
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.(n)                                                             895,240             27,089,962
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  974,060             58,541,006
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"(l)                                                               434,180             13,915,469
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                            1,206,750             55,594,973
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  207,807,633
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"(l)                                                                         26,650         $   20,387,250
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(l)(n)                                                              309,850         $   15,377,856
---------------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.(l)(n)                                                         478,200             14,532,498
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,910,354
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                      474,560         $   25,132,698
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                        1,421,080         $   25,067,851
---------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                   2,150,310             55,176,955
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   80,244,806
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                               266,920         $    7,810,079
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                          1,193,067             25,615,148
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,425,227
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.(l)                                                                                349,880         $   11,602,021
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                              2,157,889             50,408,287
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                       167,830              5,055,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   67,065,348
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                 963,610         $   72,000,939
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                  1,041,700         $   43,293,052
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.(n)                                                                                984,700             46,399,064
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   89,692,116
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $2,923,566,684
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06(y)                                         $  16,600,000         $   16,596,127
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               176,850,435         $  176,850,435
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $3,117,013,246
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.3)%                                                                              (183,708,555)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $2,933,304,691
---------------------------------------------------------------------------------------------------------------------------------

(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR      American Depository Receipt

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $2,884,013,097
                                                               ==============
Gross unrealized appreciation                                  $  316,808,913
Gross unrealized depreciation                                     (83,808,764)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  233,000,149
                                                               ==============

Aggregate cost includes prior fiscal year end tax adjustments.

MFS Investment Management(R)

MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 12/31/05

MFS(R) INTERNATIONAL NEW DISCOVERY FUND

[graphic omitted]

                                                                [logo] M F S(R)
                                                       INVESTMENT MANAGEMENT(R)

MFS International New Discovery Fund
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2005
-------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      SHARES/PAR ($)        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.3%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Cobham PLC                                                                                   3,193,000      $     9,302,653
---------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Air China Ltd. (n)                                                                           3,476,000      $     1,109,562
---------------------------------------------------------------------------------------------------------------------------
British Airways PLC(n)                                                                       1,054,100            6,051,548
---------------------------------------------------------------------------------------------------------------------------
Cathay Pacific Airways Ltd.                                                                  5,179,000            9,084,090
---------------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                                                          800,000           11,838,463
---------------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste, S.A. de C. V., ADR(l)                                         339,400           10,976,196
---------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd.                                                                      1,349,000           10,058,387
---------------------------------------------------------------------------------------------------------------------------
Societa Iniziative Autostradali e Servizi S. p. A                                              606,700            7,399,131
---------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                   7,535,200            8,081,628
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    64,599,005
---------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                          90,000      $    15,692,351
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                           1,236,100      $     9,130,777
---------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (l)                                                                        1,258,000           13,473,813
---------------------------------------------------------------------------------------------------------------------------
Texwinca Holdings Ltd.                                                                       2,268,000            1,638,052
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    24,242,642
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.1%
---------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc. (l)                                                                              241,800      $    10,916,753
---------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin(l)                                              420,600           23,622,617
---------------------------------------------------------------------------------------------------------------------------
Continental AG(l)                                                                              440,690           39,086,489
---------------------------------------------------------------------------------------------------------------------------
DENSO Corp.                                                                                    333,900           11,515,257
---------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                  115,530           10,527,769
---------------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive A. S.A. (n)                                                             1,097,470            7,833,615
---------------------------------------------------------------------------------------------------------------------------
Leoni AG                                                                                       253,900            8,088,111
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   111,590,611
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 11.5%
---------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                   180,500      $    17,068,847
---------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                    316,150           26,387,133
---------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                                         579,200           12,366,699
---------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                   3,502,934           53,121,216
---------------------------------------------------------------------------------------------------------------------------
Azimut Holdings S. p. A                                                                      2,051,100           16,110,275
---------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A                                                                          326,530            4,874,207
---------------------------------------------------------------------------------------------------------------------------
Bancolombia S.A., ADR                                                                          296,000            8,533,680
---------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                   930,600            2,608,629
---------------------------------------------------------------------------------------------------------------------------
Bank Austria Creditanstalt                                                                      17,700            1,961,138
---------------------------------------------------------------------------------------------------------------------------
Bank of Queensland Ltd.                                                                        358,908            3,885,189
---------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                                              3,122,000           26,163,267
---------------------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                                                        5,275,813            4,178,989
---------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                       320,700            5,002,462
---------------------------------------------------------------------------------------------------------------------------
Credito Emiliano S. p. A                                                                     1,221,800           13,621,644
---------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                        674,000            6,687,111
---------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                 463,000            6,840,557
---------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                 288,400           15,990,935
---------------------------------------------------------------------------------------------------------------------------
Hana Financial, Inc.                                                                           322,321           14,780,377
---------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                       1,025,000           27,518,613
---------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                     539,600           11,016,934
---------------------------------------------------------------------------------------------------------------------------
JACCS Co. Ltd.                                                                               1,112,000           12,409,473
---------------------------------------------------------------------------------------------------------------------------
Jalux, Inc. (l)                                                                                 60,800            1,097,352
---------------------------------------------------------------------------------------------------------------------------
Northern Rock PLC                                                                              223,600            3,624,280
---------------------------------------------------------------------------------------------------------------------------
Old Mutual PLC                                                                               2,373,900            6,722,427
---------------------------------------------------------------------------------------------------------------------------
OMC Card, Inc.                                                                                 557,300           11,947,371
---------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                             327,600           21,490,560
---------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A                                                 1,404,220           12,528,036
---------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                     6,586,000            2,277,965
---------------------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank Holding AG(n)                                                    211,390           13,845,174
---------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                              325,000            1,878,151
---------------------------------------------------------------------------------------------------------------------------
Sixt AG                                                                                         25,700              657,259
---------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                 416,860           28,293,425
---------------------------------------------------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi T. A. O                                                               731,270            3,875,175
---------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                               128,000            8,136,960
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   407,501,510
---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (l)(n)                                                                           178,800      $    14,774,838
---------------------------------------------------------------------------------------------------------------------------
CSL Ltd.                                                                                       453,152           14,134,156
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    28,908,994
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.5%
---------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                                792,300      $    18,875,443
---------------------------------------------------------------------------------------------------------------------------
Astro All Asia Networks PLC                                                                  1,866,000            2,592,010
---------------------------------------------------------------------------------------------------------------------------
Austar United Communications, Inc. (n)                                                       1,326,600            1,153,707
---------------------------------------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., "A"(l)(n)                                             100,000            5,790,000
---------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A. (l)                                                                 460,000           11,600,937
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                       408,900           32,916,450
---------------------------------------------------------------------------------------------------------------------------
Pages Jaunes S.A                                                                               880,700           22,908,743
---------------------------------------------------------------------------------------------------------------------------
Premiere AG(n)                                                                                 361,180            6,323,149
---------------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1(l)                                                              261,826            7,259,696
---------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                1,327,100           14,348,038
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   123,768,173
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.4%
---------------------------------------------------------------------------------------------------------------------------
Aberdeen Asset Management                                                                    2,263,400      $     5,203,473
---------------------------------------------------------------------------------------------------------------------------
Jafco Co. Ltd. (l)                                                                             109,000            9,725,628
---------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                       231,800           16,405,473
---------------------------------------------------------------------------------------------------------------------------
Nikko Cordial Corp. (l)                                                                        748,000           11,839,715
---------------------------------------------------------------------------------------------------------------------------
Rathbone Brothers PLC                                                                          206,598            3,522,703
---------------------------------------------------------------------------------------------------------------------------
Schroders PLC                                                                                  905,000           14,777,821
---------------------------------------------------------------------------------------------------------------------------
Sinvest A. S.A. (l)(n)                                                                       1,120,000           14,222,459
---------------------------------------------------------------------------------------------------------------------------
Van Lanschot N. V                                                                              115,622            8,876,325
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    84,573,597
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Amadeus Fire AG                                                                                189,958      $     1,647,061
---------------------------------------------------------------------------------------------------------------------------
JFE Shoji Holdings, Inc. (l)(n)                                                              1,667,000            9,435,716
---------------------------------------------------------------------------------------------------------------------------
Nestor Healthcare                                                                              834,800            1,736,225
---------------------------------------------------------------------------------------------------------------------------
TAKKT AG                                                                                       264,000            2,966,713
---------------------------------------------------------------------------------------------------------------------------
Trusco Nakayama Corp. (l)                                                                      208,600            5,214,337
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    21,000,052
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp. (n)                                                                    1,161,070      $    13,233,235
---------------------------------------------------------------------------------------------------------------------------
Hoganas AB                                                                                     165,700            3,584,212
---------------------------------------------------------------------------------------------------------------------------
Nippon Shokubai Co. Ltd.                                                                     2,065,000           23,359,531
---------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                     52,000            6,463,188
---------------------------------------------------------------------------------------------------------------------------
Tessenderlo Chemie N. V. (l)                                                                   271,300            8,777,183
---------------------------------------------------------------------------------------------------------------------------
Victrex PLC                                                                                    947,800           10,849,986
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    66,267,335
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Business Objects S.A. (n)                                                                      724,100      $    29,285,030
---------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (n)                                                   1,017,200           20,445,720
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    49,730,750
---------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                                                236,800      $     6,512,000
---------------------------------------------------------------------------------------------------------------------------
Capgemini S.A. (l)(n)                                                                          240,200            9,634,936
---------------------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                                   800,000            6,087,362
---------------------------------------------------------------------------------------------------------------------------
Kaga Electronics                                                                               119,400            3,308,376
---------------------------------------------------------------------------------------------------------------------------
Net One Systems Co. (l)                                                                          3,378            8,157,692
---------------------------------------------------------------------------------------------------------------------------
Nextcom K. K. (l)                                                                                4,837            6,475,838
---------------------------------------------------------------------------------------------------------------------------
Patni Computer Systems Ltd. (n)                                                                 75,000            1,738,500
---------------------------------------------------------------------------------------------------------------------------
Unilog S.A                                                                                      79,000            6,775,060
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    48,689,764
---------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
DCC PLC                                                                                        151,000      $     3,232,984
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 5.0%
---------------------------------------------------------------------------------------------------------------------------
Adelaide Brighton Ltd. (l)                                                                   6,813,819      $    10,501,393
---------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C. V                                                                   1,477,900            6,473,012
---------------------------------------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C. V., "B"(n)                                                        1,205,500            4,258,012
---------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                        965,800           28,389,754
---------------------------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR(a)                               98,701           13,509,119
---------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                      21,000           16,602,683
---------------------------------------------------------------------------------------------------------------------------
Italcementi S. p. A                                                                          1,569,700           19,867,740
---------------------------------------------------------------------------------------------------------------------------
Lafarge North America, Inc. (l)                                                                474,900           26,128,998
---------------------------------------------------------------------------------------------------------------------------
Schindler Holding AG                                                                             8,700            3,445,741
---------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd. (l)                                                                  900,000            6,085,667
---------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                  1,528,100            9,833,477
---------------------------------------------------------------------------------------------------------------------------
Urban Corp. (l)                                                                                 85,100            9,186,747
---------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C. V. (n)                                                     798,200            5,525,957
---------------------------------------------------------------------------------------------------------------------------
Wienerberger AG(l)                                                                             409,000           16,272,633
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   176,080,933
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Alain Afflelous S.A                                                                             59,853      $     1,734,603
---------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                            102,400            2,923,520
---------------------------------------------------------------------------------------------------------------------------
Beiersdorf AG(l)                                                                                62,400            7,676,548
---------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                   224,800            7,526,304
---------------------------------------------------------------------------------------------------------------------------
Hengan International Group Co. Ltd.                                                          3,000,000            3,404,870
---------------------------------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A                                                                          132,000            5,814,098
---------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                          950,908           31,381,808
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    60,461,751
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (l)(n)                                                           534,000      $     7,566,780
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.5%
---------------------------------------------------------------------------------------------------------------------------
Advantest(l)                                                                                   183,600      $    18,497,683
---------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                                   7,053,150           26,913,757
---------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                   25,500            7,249,290
---------------------------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                                    1,000,000            7,075,372
---------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                    200,200           17,014,837
---------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (l)                                                                          318,400           24,794,272
---------------------------------------------------------------------------------------------------------------------------
Oki Electric Industry Co. Ltd. (l)                                                           1,115,000            4,072,067
---------------------------------------------------------------------------------------------------------------------------
Pfeiffer Vacuum Technology AG                                                                  110,850            6,054,017
---------------------------------------------------------------------------------------------------------------------------
Saft Groupe S.A. (n)                                                                           500,900           11,251,852
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   122,923,147
---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.1%
---------------------------------------------------------------------------------------------------------------------------
ASM International N. V. (n)                                                                    272,897      $     4,590,128
---------------------------------------------------------------------------------------------------------------------------
ASML Holding N. V. (l)(n)                                                                      789,292           15,848,983
---------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp.                                                                           3,500,000            5,224,835
---------------------------------------------------------------------------------------------------------------------------
Core Logic, Inc. (n)                                                                            70,700            3,145,775
---------------------------------------------------------------------------------------------------------------------------
Iriso Electronics Co. Ltd.                                                                      33,500            1,248,994
---------------------------------------------------------------------------------------------------------------------------
Nihon Ceratec Co. Ltd.                                                                             538            3,300,530
---------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                 535,000           11,673,304
---------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                 174,000            3,044,613
---------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp. (l)                                                                          174,500            4,384,125
---------------------------------------------------------------------------------------------------------------------------
Seoul Semiconductor Co. Ltd. (n)                                                                95,413            3,711,000
---------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd. (l)                                                                  766,000           12,442,673
---------------------------------------------------------------------------------------------------------------------------
Tokyo Electron                                                                                 395,200           24,814,066
---------------------------------------------------------------------------------------------------------------------------
Tokyo Seimitsu Co. Ltd. (l)                                                                    657,400           38,324,891
---------------------------------------------------------------------------------------------------------------------------
USHIO America, Inc. (l)                                                                        333,000            7,773,715
---------------------------------------------------------------------------------------------------------------------------
Vacon Oyj                                                                                      223,300            4,622,477
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   144,150,109
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.1%
---------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                                419,156      $    20,768,601
---------------------------------------------------------------------------------------------------------------------------
Centennial Coal Co. Ltd. (l)                                                                 2,580,688            7,234,956
---------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                   450,936           20,377,608
---------------------------------------------------------------------------------------------------------------------------
Neste Oil OYJ(n)                                                                               361,880           10,222,260
---------------------------------------------------------------------------------------------------------------------------
Nexen, Inc.                                                                                    135,120            6,438,269
---------------------------------------------------------------------------------------------------------------------------
PT Bumi Resources Tbk                                                                       29,838,000            2,306,905
---------------------------------------------------------------------------------------------------------------------------
PT Energi Mega Persada Tbk. (n)                                                             36,090,500            2,753,599
---------------------------------------------------------------------------------------------------------------------------
Santos Ltd.                                                                                    884,954            7,955,983
---------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                          583,880           30,923,401
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   108,981,582
---------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Multiplex Group(l)                                                                           3,390,620      $     7,838,387
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Tohokushinsha Film Corp.                                                                        50,500      $     1,874,253
---------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.                                                                                   183,000      $     7,536,161
---------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                                            4,778,521           15,893,249
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    23,429,410
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Ajinomotoco Co., Inc.                                                                          859,000      $     8,785,434
---------------------------------------------------------------------------------------------------------------------------
Binggrae Co. Ltd. (n)                                                                           65,430            2,582,267
---------------------------------------------------------------------------------------------------------------------------
Britvic PLC(n)                                                                                 750,000            3,177,726
---------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc. (l)                                                        510,800           10,221,108
---------------------------------------------------------------------------------------------------------------------------
Grupo Bimbo S.A. de C. V., "A"                                                               3,004,000           10,469,117
---------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd. (n)                                                                           8,400            2,329,330
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    37,564,982
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                   2,310,000      $     9,255,094
---------------------------------------------------------------------------------------------------------------------------
Bowater, Inc. (l)                                                                              275,000            8,448,000
---------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                    1,631,077           17,886,830
---------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR(l)                                                     1,135,900           13,960,211
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    49,550,135
---------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Ekornes Asa                                                                                    104,600      $     1,924,645
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                             2,507,500      $    15,666,918
---------------------------------------------------------------------------------------------------------------------------
Hyatt Regency S.A                                                                              861,000           10,877,333
---------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC(n)                                                                     3,679,550           10,973,178
---------------------------------------------------------------------------------------------------------------------------
Lottomatica S. p. A(l)(n)                                                                      216,400            7,815,056
---------------------------------------------------------------------------------------------------------------------------
OPAP S.A                                                                                       451,600           15,545,151
---------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                               1,733,110           15,952,319
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    76,829,955
---------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Don Quijote Co. Ltd. (l)                                                                       195,000      $    16,291,997
---------------------------------------------------------------------------------------------------------------------------
Warehouse Group Ltd. (l)                                                                       797,400            1,931,434
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    18,223,431
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.9%
---------------------------------------------------------------------------------------------------------------------------
Admiral Group PLC                                                                              614,056      $     4,802,392
---------------------------------------------------------------------------------------------------------------------------
Amlin PLC                                                                                      700,000            2,989,941
---------------------------------------------------------------------------------------------------------------------------
Catlin Group Ltd.                                                                              338,100            2,824,357
---------------------------------------------------------------------------------------------------------------------------
Hiscox PLC                                                                                   2,666,700           10,588,254
---------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                             1,597,000           13,697,575
---------------------------------------------------------------------------------------------------------------------------
Northbridge Financial Corp.                                                                    337,500           10,156,048
---------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (l)                                                                   943,661           13,574,040
---------------------------------------------------------------------------------------------------------------------------
Trygvesta AS(n)                                                                                164,370            8,300,331
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    66,932,938
---------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Livedoor Co. Ltd. (l)                                                                        2,725,310      $    16,973,290
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 4.8%
---------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"(l)                                                                       1,205,800      $    26,840,543
---------------------------------------------------------------------------------------------------------------------------
ElringKlinger AG                                                                               155,742            5,629,984
---------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                    236,100            7,539,123
---------------------------------------------------------------------------------------------------------------------------
Interpump Group S. p. A                                                                      2,024,000           13,156,072
---------------------------------------------------------------------------------------------------------------------------
KCI Konecranes Oyj                                                                             382,283           18,820,671
---------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                            5,773,000           36,247,875
---------------------------------------------------------------------------------------------------------------------------
Neopost S.A                                                                                    249,474           24,995,207
---------------------------------------------------------------------------------------------------------------------------
Rotork PLC                                                                                     136,600            1,570,779
---------------------------------------------------------------------------------------------------------------------------
Sandvik AB(l)                                                                                  554,000           25,778,298
---------------------------------------------------------------------------------------------------------------------------
Singulus Technologies AG(l)(n)                                                                 652,100           11,184,852
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   171,763,404
---------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Biomet, Inc. (l)                                                                               461,700      $    16,884,369
---------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                   178,100            9,562,189
---------------------------------------------------------------------------------------------------------------------------
Hogy Medical Co. Ltd. (l)                                                                      160,700            8,673,974
---------------------------------------------------------------------------------------------------------------------------
Miraca Holdings, Inc. (l)                                                                      170,200            3,706,427
---------------------------------------------------------------------------------------------------------------------------
QIAGEN N. V. (n)                                                                               154,400            1,815,439
---------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                           1,298,000           11,947,372
---------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG(l)                                                                         43,182            9,995,757
---------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                  122,000           13,689,004
---------------------------------------------------------------------------------------------------------------------------
Topcon Corp. (l)                                                                                42,800            1,479,676
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    77,754,207
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                             234,700      $     8,670,844
---------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR(l)                                                    630,000           13,482,000
---------------------------------------------------------------------------------------------------------------------------
Daido Steel Co. Ltd. (l)                                                                       205,000            1,957,675
---------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                             200,000            5,072,651
---------------------------------------------------------------------------------------------------------------------------
Kazakhmys PLC(n)                                                                               600,000            7,977,187
---------------------------------------------------------------------------------------------------------------------------
Sumitomo Light Metal Industries Ltd.                                                         1,443,000            3,851,587
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    41,011,944
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Enagas S.A                                                                                     613,412      $    11,464,560
---------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Sierra Wireless, Inc. (l)(h)(n)                                                              1,483,202      $    16,463,542
---------------------------------------------------------------------------------------------------------------------------
Tamura Taiko Holdings, Inc.                                                                  1,673,000           13,835,936
---------------------------------------------------------------------------------------------------------------------------
TomTom N. V. (n)                                                                               173,370            5,947,302
---------------------------------------------------------------------------------------------------------------------------
ZTE Corp.                                                                                      937,400            3,149,411
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    39,396,191
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.4%
---------------------------------------------------------------------------------------------------------------------------
Awilco Offshore A. S. A(n)                                                                   1,931,000      $    12,124,691
---------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp.                                                                           521,400           12,242,657
---------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A. (n)                                                     126,167           11,155,910
---------------------------------------------------------------------------------------------------------------------------
Downer EDI Ltd.                                                                                532,977            2,808,471
---------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                      153,000            6,785,550
---------------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                                   653,000           26,342,327
---------------------------------------------------------------------------------------------------------------------------
Fugro N. V                                                                                     547,396           17,567,075
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            457,800           22,043,070
---------------------------------------------------------------------------------------------------------------------------
IHC Caland N. V                                                                                168,200           13,579,278
---------------------------------------------------------------------------------------------------------------------------
Precision Drilling Trust                                                                       360,900           11,908,986
---------------------------------------------------------------------------------------------------------------------------
Pride International, Inc. (n)                                                                  325,000            9,993,750
---------------------------------------------------------------------------------------------------------------------------
Saipem S. p. A. (l)                                                                          1,029,800           16,883,565
---------------------------------------------------------------------------------------------------------------------------
Smedvig(l)                                                                                     154,000            4,492,721
---------------------------------------------------------------------------------------------------------------------------
Stolt Offshores S.A. (l)(n)                                                                  1,261,000           14,659,099
---------------------------------------------------------------------------------------------------------------------------
TODCO                                                                                           76,000            2,892,560
---------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. (n)                                                                   118,800            5,719,887
---------------------------------------------------------------------------------------------------------------------------
Vallourec S.A                                                                                   58,000           31,902,813
---------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (n)                                                             151,440            5,482,128
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   228,584,538
---------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                          7,030,317      $    38,552,799
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (l)                                                             941,200      $    20,177,401
---------------------------------------------------------------------------------------------------------------------------
Novo Nordisk A/S                                                                               245,600           13,804,097
---------------------------------------------------------------------------------------------------------------------------
Schering AG(l)                                                                                 373,000           24,973,148
---------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                      1,276,000           12,390,764
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    71,345,410
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                                                      866,800      $     5,013,514
---------------------------------------------------------------------------------------------------------------------------
Dai Nippon Printing Co. Ltd.                                                                   400,000            7,117,739
---------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                             249,100            1,993,112
---------------------------------------------------------------------------------------------------------------------------
Kadokawa Holdings, Inc. (l)                                                                    529,100           16,812,481
---------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                              725,700            6,810,641
---------------------------------------------------------------------------------------------------------------------------
T&F Informa PLC                                                                              1,237,800            9,228,438
---------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                               3,525,540           32,511,245
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    79,487,170
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Mitsui OSK Lines Ltd. (l)                                                                      215,000      $     1,874,635
---------------------------------------------------------------------------------------------------------------------------
NWS Holdings Ltd.                                                                              879,869            1,282,310
---------------------------------------------------------------------------------------------------------------------------
PT Berlian Laju Tanker Tbk                                                                  25,155,000            2,661,363
---------------------------------------------------------------------------------------------------------------------------
Sincere Navigation Corp.                                                                     1,052,000            1,043,218
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $     6,861,526
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 4.3%
---------------------------------------------------------------------------------------------------------------------------
Far East Consortium International Ltd.                                                      10,343,000      $     3,768,440
---------------------------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                                                                  3,527,000           11,074,780
---------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                                    496,600           25,835,090
---------------------------------------------------------------------------------------------------------------------------
Japan General Estate Co. Ltd. (l)                                                               65,700            1,095,046
---------------------------------------------------------------------------------------------------------------------------
K. K. Davinci Advisors(n)                                                                        3,283           24,730,644
---------------------------------------------------------------------------------------------------------------------------
Kenedix, Inc.                                                                                    1,130            7,114,265
---------------------------------------------------------------------------------------------------------------------------
Keppel Land Ltd.                                                                             2,052,000            4,515,992
---------------------------------------------------------------------------------------------------------------------------
Kerry Properties Ltd.                                                                          272,227              721,505
---------------------------------------------------------------------------------------------------------------------------
Land Co. Ltd.                                                                                    1,476            4,002,203
---------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                              601,400           21,810,719
---------------------------------------------------------------------------------------------------------------------------
Melco International Development Ltd.                                                         1,934,000            2,319,722
---------------------------------------------------------------------------------------------------------------------------
Nexity International                                                                           429,600           21,851,475
---------------------------------------------------------------------------------------------------------------------------
Sun Frontier Fudousan Co. Ltd.                                                                     873            5,762,547
---------------------------------------------------------------------------------------------------------------------------
Suncity Co. Ltd. (l)                                                                             7,439           15,443,418
---------------------------------------------------------------------------------------------------------------------------
Yasuragi Co. Ltd. (n)                                                                           25,000              995,636
---------------------------------------------------------------------------------------------------------------------------
Yuraku Real Estate Co. Ltd.                                                                    191,000            1,310,935
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   152,352,417
---------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------
China Merchants Holdings International Co. Ltd.                                              1,436,000      $     3,111,432
---------------------------------------------------------------------------------------------------------------------------
Filtrona PLC                                                                                 2,071,100           10,145,750
---------------------------------------------------------------------------------------------------------------------------
Fujikura Kasei Co. Ltd.                                                                        873,000           10,615,218
---------------------------------------------------------------------------------------------------------------------------
Hunter Douglas N. V                                                                            141,333            7,687,065
---------------------------------------------------------------------------------------------------------------------------
NOK Corp. (l)                                                                                  435,300           11,803,245
---------------------------------------------------------------------------------------------------------------------------
Whatman PLC                                                                                     92,900              469,463
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    43,832,173
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                                       896,000      $    11,563,005
---------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                                                                                 423,000            6,079,455
---------------------------------------------------------------------------------------------------------------------------
JSR Corp. (l)                                                                                  364,000            9,561,496
---------------------------------------------------------------------------------------------------------------------------
Kaneka Corp. (l)                                                                             2,701,000           32,613,863
---------------------------------------------------------------------------------------------------------------------------
LG Petrochemical Co. Ltd. (n)                                                                  103,090            2,568,493
---------------------------------------------------------------------------------------------------------------------------
Linde AG                                                                                       152,030           11,827,833
---------------------------------------------------------------------------------------------------------------------------
Rhodia S.A. (l)                                                                                868,400            1,859,287
---------------------------------------------------------------------------------------------------------------------------
Taiyo Nippon Sanso Corp.                                                                     1,709,000           11,411,193
---------------------------------------------------------------------------------------------------------------------------
Tokuyama Corp.                                                                                 105,000            1,347,922
---------------------------------------------------------------------------------------------------------------------------
Vedan International Ltd.                                                                     5,736,000              695,398
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    89,527,945
---------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.1%
---------------------------------------------------------------------------------------------------------------------------
Bulgari S. p. A. (l)                                                                         1,216,600      $    13,570,865
---------------------------------------------------------------------------------------------------------------------------
CJ Home Shopping                                                                                45,700            5,616,283
---------------------------------------------------------------------------------------------------------------------------
Dickson Concepts International Ltd.                                                          1,069,300            1,461,847
---------------------------------------------------------------------------------------------------------------------------
EDION Corp.                                                                                    852,500           18,492,565
---------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                         1,845,000           13,111,264
---------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C. V                                                                   1,151,100           10,191,763
---------------------------------------------------------------------------------------------------------------------------
Gulliver International(l)                                                                       40,100            4,216,761
---------------------------------------------------------------------------------------------------------------------------
Halfords Group                                                                               1,189,000            7,255,184
---------------------------------------------------------------------------------------------------------------------------
JB Hi-Fi Ltd. (l)                                                                            1,006,174            2,975,878
---------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                       678,120           17,891,764
---------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd. (l)                                                                555,100           25,540,762
---------------------------------------------------------------------------------------------------------------------------
Organizacion Soriana S.A. de C. V., "B"(n)                                                   1,607,700            7,291,380
---------------------------------------------------------------------------------------------------------------------------
Photo-Me International PLC                                                                   4,842,000           10,236,892
---------------------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaerkte AG(n)                                                      295,000            5,349,488
---------------------------------------------------------------------------------------------------------------------------
Quin Land Co. Ltd.                                                                               5,426           17,379,384
---------------------------------------------------------------------------------------------------------------------------
Rock Field Co. Ltd.                                                                            138,200            2,874,897
---------------------------------------------------------------------------------------------------------------------------
Submarino S.A. (n)                                                                             743,700           13,200,834
---------------------------------------------------------------------------------------------------------------------------
Village Vanguard Co. Ltd. (n)                                                                      159            2,990,976
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   179,648,787
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
---------------------------------------------------------------------------------------------------------------------------
AFK Sistema, GDR(a)                                                                            669,765      $    15,739,478
---------------------------------------------------------------------------------------------------------------------------
MobilCom AG(l)                                                                                 661,500           14,554,283
---------------------------------------------------------------------------------------------------------------------------
PT Indosat Tbk                                                                               4,884,500            2,757,780
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    33,051,541
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                                6,667,000      $    10,619,254
---------------------------------------------------------------------------------------------------------------------------
Elisa Corp.                                                                                    337,300            6,244,227
---------------------------------------------------------------------------------------------------------------------------
FastWeb S. p. A. (l)                                                                            50,400            2,301,261
---------------------------------------------------------------------------------------------------------------------------
For-side. com Co. (l)                                                                            3,927            1,620,513
---------------------------------------------------------------------------------------------------------------------------
Index Corp. (l)                                                                                  1,776            3,220,472
---------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                            224,000            5,451,110
---------------------------------------------------------------------------------------------------------------------------
Royal KPN N. V                                                                                 452,100            4,529,664
---------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                            6,289,150            9,870,227
---------------------------------------------------------------------------------------------------------------------------
Starhub Ltd.                                                                                 3,990,000            4,918,373
---------------------------------------------------------------------------------------------------------------------------
Telenor A. S.A                                                                               1,559,100           15,296,159
---------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)                                                                       253,658           10,178,161
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    74,249,421
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Altadis S.A                                                                                    216,000      $     9,791,005
---------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                             2,427,400           28,542,743
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    38,333,748
---------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.4%
---------------------------------------------------------------------------------------------------------------------------
TNT N. V                                                                                       425,600      $    13,290,875
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.1%
---------------------------------------------------------------------------------------------------------------------------
ACEA S. p. A                                                                                   638,000      $     6,346,945
---------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                        238,587,000            5,194,217
---------------------------------------------------------------------------------------------------------------------------
Beijing Datang Power Generation Co. Ltd.                                                     4,260,000            3,131,707
---------------------------------------------------------------------------------------------------------------------------
British Energy Group PLC(n)                                                                  2,300,000           20,478,391
---------------------------------------------------------------------------------------------------------------------------
China Resources Power Holdings Co. Ltd.                                                      1,974,000            1,113,837
---------------------------------------------------------------------------------------------------------------------------
Endesa S.A. (l)                                                                                231,100            6,074,241
---------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                   848,600           15,900,334
---------------------------------------------------------------------------------------------------------------------------
Hera S. p. A. (l)                                                                            3,570,491            9,534,628
---------------------------------------------------------------------------------------------------------------------------
Huaneng Power International, Inc.                                                            5,162,000            3,395,352
---------------------------------------------------------------------------------------------------------------------------
Tractebel Energia S.A                                                                          637,150            4,101,415
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    75,271,067
---------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                $ 3,446,185,872
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.8%
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Porsche AG                                                                                      30,321      $    21,770,017
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Henkel KGAA                                                                                     27,000      $     2,714,755
---------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Universo Online S.A. (n)                                                                       350,800      $     2,955,843
---------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks                                                                                        $  27,440,615
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 4.22%, due 1/23/06(t)(y)                                                 $   4,254,000      $     4,243,029
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.6%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                           374,181,131      $   374,181,131
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 4.20%, dated 12/30/05, due 1/03/06, total to be received
   $59,318,669 (secured by various U. S. Treasury and Federal Agency
   obligations in a jointly traded account)                                                 $  59,291,000   $    59,291,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments(k)                                                                                        $ 3,911,341,647
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (10.5)%                                                                       (370,894,152)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $ 3,540,447,495
---------------------------------------------------------------------------------------------------------------------------
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(t) Security exempt from registration with the U. S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(a) SEC Rule 144A restriction.
(y) The rate shown represents an annualized yield at time of purchase.
(k) As of December 31, 2005 the fund had 15 securities representing $126,483,739 and 3.6% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR American Depository Receipt
GDR Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of December 31, 2005, are as follows:

COUNTRYWEIGHTINGS
----------------------------------------------------
Japan                                          24.3%
----------------------------------------------------
Great Britain                                  11.5%
----------------------------------------------------
France                                          6.2%
----------------------------------------------------
Germany                                         6.1%
----------------------------------------------------
Canada                                          5.7%
----------------------------------------------------
United States                                   4.0%
----------------------------------------------------
Italy                                           3.6%
----------------------------------------------------
Ireland                                         3.2%
----------------------------------------------------
Sweden                                          2.7%
----------------------------------------------------
All Others                                     32.7%
----------------------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL NEW DISCOVERY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 12/31/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $3,214,523,582
                                                               ==============
Gross unrealized appreciation                                  $  746,651,710
Gross unrealized depreciation                                     (49,833,645)
                                                               --------------
Net unrealized appreciation (depreciation)                     $  696,818,065
                                                               ==============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the three months ended December 31, 2005 is set forth below:

                         BEGINNING    ACQUISITIONS   DISPOSITIONS    ENDING
                           SHARE          SHARE         SHARE         SHARE
AFFILIATE                  AMOUNT        AMOUNT         AMOUNT       AMOUNT
-----------------------------------------------------------------------------
Sierra Wireless, Inc.     1,452,202       31,000          --        1,483,202

                          REALIZED
                            GAIN            DIVIDEND           ENDING
AFFILIATE                  (LOSS)            INCOME            VALUE
------------------------------------------------------------------------
Sierra Wireless, Inc.      $ -                $ -           $ 16,463,542

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 24, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 24, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.